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THOMPSON HINE


BRUSSELS  CINCINNATI  CLEVELAND  COLUMBUS  DAYTON  NEW YORK  WASHINGTON, D.C.
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September 24, 2004





VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      National Interstate Corporation
         Registration Statement on Form S-1

To Whom It May Concern:

The purpose of this letter is to provide notification of National Interstate Corporation's filing today of the above referenced registration statement in connection with its proposed public offering.

Please direct any questions or comments concerning this registration statement to April Boise at (216) 566-5785 or Catherine Lupo at (216) 566-5635, each of Thompson Hine LLP and counsel to the registrant, or Jonathan L. Freedman of Dewey Ballantine LLP at (212) 259-8000, counsel to the underwriters.

Very truly yours,

/s/ April V. Boise

April V. Boise



cc:

Michael A. Schroeder
Jonathan L. Freedman



April.Boise@ThompsonHine.com   Phone 216.566.5785   Fax 216.566.5800
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